UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-10625

                      (Investment Company Act File Number)


                         Federated Core Trust II, L.P.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




CAPITAL APPRECIATION CORE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  SHARES OR PRINCIPAL AMOUNT     VALUE

                  COMMON STOCKS--94.7%
                  CONSUMER DISCRETIONARY--3.5%
      107,600     Hilton Hotels Corp.                                                                                  $   2,740,572
       68,300     McDonald's Corp.                                                                                         2,451,970
                     TOTAL                                                                                                 5,192,542
                  CONSUMER STAPLES--10.3%
       60,400     Altria Group, Inc.                                                                                       5,045,212
       51,600     Diageo PLC, ADR                                                                                          3,689,400
       59,400     General Mills, Inc.                                                                                      3,221,262
       47,200     PepsiCo, Inc.                                                                                            3,081,216
                     TOTAL                                                                                                15,037,090
                  ENERGY--10.7%
       46,200     Apache Corp.                                                                                             3,015,936
       74,664     Exxon Mobil Corp.                                                                                        5,052,513
       34,700     GlobalSantaFe Corp.                                                                                      1,707,934
       61,200     Massey Energy Co.                                                                                        1,544,688
       18,200   1 Transocean Sedco Forex, Inc.                                                                             1,214,850
       70,600     XTO Energy, Inc.                                                                                         3,231,362
                     TOTAL                                                                                                15,767,283
                  FINANCIALS--13.8%
       56,200     Ace Ltd.                                                                                                 3,026,932
       43,904     Allstate Corp.                                                                                           2,543,798
       79,316     American International Group, Inc.                                                                       5,061,947
       73,465     Citigroup, Inc.                                                                                          3,625,498
       20,600     Merrill Lynch & Co., Inc.                                                                                1,514,718
       35,600     Morgan Stanley                                                                                           2,342,124
       67,400     U.S. Bancorp                                                                                             2,161,518
                     TOTAL                                                                                                20,276,535
                  HEALTH CARE--20.9%
       45,400   1 Amgen, Inc.                                                                                              3,084,022
       51,900     AstraZeneca PLC, ADR                                                                                     3,380,766
       77,300   1 Forest Laboratories, Inc., Class A                                                                       3,863,454
       13,000   1 Gilead Sciences, Inc.                                                                                      824,200
       33,500     Johnson & Johnson                                                                                        2,166,110
       69,400     McKesson HBOC, Inc.                                                                                      3,525,520
       47,700   1 Medimmune, Inc.                                                                                          1,318,428
       54,900     Novartis AG, ADR                                                                                         3,135,888
       32,000   1 Sepracor, Inc.                                                                                           1,504,320
       56,700     Shire PLC, ADR                                                                                           2,905,875
       62,400   1 St. Jude Medical, Inc.                                                                                   2,271,984
       55,400     Wyeth                                                                                                    2,697,980
                     TOTAL                                                                                                30,678,547
                  INDUSTRIALS--15.0%
       44,800     Avery Dennison Corp.                                                                                     2,774,912
       24,400     CSX Corp.                                                                                                  737,368
       34,600     Deere & Co.                                                                                              2,702,260
       75,700   1 Foster Wheeler Ltd.                                                                                      3,290,679
       65,500     General Electric Co.                                                                                     2,230,930
       60,100     Northrop Grumman Corp.                                                                                   4,015,281
       66,900     United Technologies Corp.                                                                                4,195,299
       59,600     Waste Management, Inc.                                                                                   2,043,088
                     TOTAL                                                                                                21,989,817
                  INFORMATION TECHNOLOGY--10.0%
       63,700   1 Cadence Design Systems, Inc.                                                                             1,046,591
       79,000   1 Cisco Systems, Inc.                                                                                      1,737,210
      142,600   1 EMC Corp. Mass                                                                                           1,661,290
        5,900   1 Google Inc.                                                                                              2,233,327
       20,300     Hewlett-Packard Co.                                                                                        742,168
       29,800     IBM Corp.                                                                                                2,412,906
       77,300     Microsoft Corp.                                                                                          1,985,837
      197,600   1 Xerox Corp.                                                                                              2,926,456
                     TOTAL                                                                                                14,745,785
                  MATERIALS--3.9%
       40,500     Alcan, Inc.                                                                                              1,827,360
       33,400     Praxair, Inc.                                                                                            1,917,494
       24,300     Vulcan Materials Co.                                                                                     1,910,223
                     TOTAL                                                                                                 5,655,077
                  TELECOMMUNICATION SERVICES--3.2%
      150,200     AT&T, Inc.                                                                                               4,675,726
                  UTILITIES--3.4%
       53,300     Consolidated Edison Co.                                                                                  2,462,460
       43,400     FirstEnergy Corp.                                                                                        2,476,404
                     TOTAL                                                                                                 4,938,864
                     TOTAL COMMON STOCKS                                                                                 138,957,266
                      (IDENTIFIED COST $123,896,969)
                  REPURCHASE AGREEMENT--4.8%
  $ 6,965,000     Interest in $3,000,000,000 joint repurchase agreement 5.290%, dated 8/31/2006 under which Bank of        6,965,000
                  America N.A. will repurchase U.S. Government Agency securities with various maturities to
                  5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                     TOTAL INVESTMENTS-99.5%                                                                             145,922,266
                      (IDENTIFIED COST $130,861,969)2
                     OTHER ASSETS AND LIABILITIES-NET-0.5%                                                                   757,825
                     TOTAL NET ASSETS---100%                                                                           $ 146,680,091

  1 Non-income producing security.
  2 At August 31, 2006, the cost of investments for federal tax purposes was $130,861,969. The net unrealized appreciation of investments for federal tax purposes was $15,060,297. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,783,863 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,723,566.


Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.







The following acronym is used throughout this portfolio:

 ADR --American Depositary Receipt






EMERGING MARKETS FIXED INCOME CORE FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  PRINCIPAL     VALUE IN              U.S. DOLLARS
  AMOUNT

                   CORPORATE BONDS--24.2%
                   BANKING--3.2%
  $  2,550,000 1,2 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015                      $   2,612,169
     2,500,000 1,2 Turanalem Finance BV, Bank Guarantee, 8.50%, 2/10/2015                                                  2,587,500
     3,000,000 1,2 Turanalem Finance BV, Series 144A, 7.75%, 4/25/2013                                                     3,022,500
     3,500,000 1,2 VTB Capital SA, Bond, 6.25%, 6/30/2035                                                                  3,500,000
                      TOTAL                                                                                               11,722,169
                   BROADCAST RADIO & TV-1.2%
     3,800,000     Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032                                                         4,534,920
                   CHEMICALS & PLASTICS--0.4%
     1,250,000     Braskem SA, Series REGS, 11.75%, 1/22/2014                                                              1,515,625
                   CONTAINER & GLASS PRODUCTS--0.7%
       600,000     Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                                       597,000
     1,950,000 1,2  Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                                                         1,979,250
                      TOTAL                                                                                                2,576,250
                   FOOD-MEAT PRODUCTS--0.6%
     2,000,000 1,2 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                                                2,030,000
                   HOTELS, MOTELS, INNS & CASINOS--0.7%
     2,500,000 1,2 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                                    2,625,000
                   LEISURE & ENTERTAINMENT--0.6%
       900,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                              947,250
     1,100,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 10.42%, 12/15/2010                            1,157,750
                      TOTAL                                                                                                2,105,000
                   METALS & MINING--1.2%
     3,350,000 1,2 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                                      3,417,000
       900,000     Grupo Minero Mexico, 9.25%, 4/1/2028                                                                    1,071,000
                      TOTAL                                                                                                4,488,000
                   OIL & GAS--7.6%
    10,850,000 1,2 Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034                                                   13,508,250
     4,960,000 1,2 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                                            5,871,400
     7,180,000 1,2 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                               7,162,050
     1,420,000 1,2 Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014                                                     1,412,900
                      TOTAL                                                                                               27,954,600
                   SOVEREIGN--1.2%
     3,100,000     Colombia, Government of, Bond, 10.375%, 1/28/2033                                                       4,216,000
                   STEEL--1.9%
     2,700,000 1,2 CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                                          3,159,000
     3,200,000 1,2 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                               3,664,000
                      TOTAL                                                                                                6,823,000
                   TELECOMMUNICATIONS & CELLULAR--3.9%
     9,500,000     America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016                                                        871,842
       791,000     Axtel SA, 11.00%, 12/15/2013                                                                              893,830
     3,000,000 1,2 Mobile Telesystems, Series 144A, 8.375%, 10/14/2010                                                     3,112,500
     5,400,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                                  6,561,000
     3,000,000     Telefonos de Mexico, Note, Series WI, 5.50%, 1/27/2015                                                  2,904,810
                      TOTAL                                                                                               14,343,982
                   UTILITIES--1.0%
     3,200,000 1,2 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.64813%, 8/23/2011                        3,521,232
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $83,794,915)                                                 88,455,778
                   GOVERNMENTS/AGENCIES--68.1%
                   SOVEREIGN--68.1%
    21,526,779     Argentina, Government of, Note, 8.28%, 12/31/2033                                                      21,225,404
     1,500,000     Brazil, Government of, 8.875%, 4/15/2024                                                                1,800,000
    29,904,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                          34,479,312
     5,752,000     Brazil, Government of, Note, 8.00%, 1/15/2018                                                           6,338,704
     9,000,000     Brazil, Government of, Note, 8.75%, 2/4/2025                                                           10,710,000
     7,600,000     Brazil, Government of, Unsub., 11.00%, 8/17/2040                                                        9,963,600
     5,650,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                                        6,243,250
     2,600,000     Colombia, Government of, Bond, 11.75%, 2/25/2020                                                        3,653,000
     2,200,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                                        2,299,000
     3,250,000     El Salvador, Government of, Bond, 8.25%, 4/10/2032                                                      3,628,625
     1,750,000 1,2 Guatemala, Government of, Note, 9.25%, 8/1/2013                                                         2,012,500
     3,200,000 1,2 Indonesia, Government of, 8.50%, 10/12/2035                                                             3,700,000
    94,938,900     Mexico, Government of, 8.00%, 12/7/2023                                                                 8,343,839
    84,299,900     Mexico, Government of, Bond, 8.00%, 12/19/2013                                                          7,671,458
    63,451,300     Mexico, Government of, Bond, 10.00%, 12/5/2024                                                          6,649,247
    10,700,000     Mexico, Government of, Note, 4.625%, 10/8/2008                                                         10,519,705
    16,200,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                           19,602,000
     4,600,000     Philippines, Government of, 9.375%, 1/18/2017                                                           5,376,250
     3,250,000     Philippines, Government of, 9.875%, 1/15/2019                                                           3,956,875
     3,500,000     Philippines, Government of, Bond, 7.75%, 1/14/2031                                                      3,622,500
     3,000,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                                     3,543,750
     5,280,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                                   6,461,400
       750,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                                         748,125
    22,250,000     Russia, Government of, Unsub., 5.00%, 3/31/2030                                                        24,768,700
     2,600,000 1,2 Russia, Government of, Unsub., 11.00%, 7/24/2018                                                        3,737,500
    14,015,000     Turkey, Government of, 6.875%, 3/17/2036                                                               13,033,950
       600,000     Ukraine, Government of, Bond, 7.65%, 6/11/2013                                                            639,810
       681,419     Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                                                       690,822
     5,000,000     Uruguay, Government of, Note, 8.00%, 11/18/2022                                                         5,262,500
     9,300,000     Venezuela, Government of, 9.375%, 1/13/2034                                                            11,727,300
     6,150,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                        6,544,830
                      TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $235,651,944)                                          248,953,956
                   REPURCHASE AGREEMENT--6.1%
    22,375,000     Interest in $3,000,000,000 joint repurchase agreement 5.29%, dated 8/31/2006, under which Bank      $  22,375,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                      TOTAL INVESTMENTS---98.4%                                                                          359,784,734
                      (IDENTIFIED COST $341,821,859)3
                      OTHER ASSETS AND LIABILITIES---NET-1.6%                                                              5,740,866
                      TOTAL NET ASSETS----100%                                                                         $ 365,525,600


1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $74,739,751, which represented 20.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At August 31, 2006, these liquid restricted securities amounted to $74,739,751, which represented 20.4% of total net assets.

3 At August 31, 2006, the cost of investments for federal tax purposes was $342,301,531. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $17,483,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,787,757 and net unrealized depreciation from investments for those securities having an excess of cost over value of $304,554.


Note:         The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
The Fund generally values fixed income and short term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.











ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST II, L.P.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006